Goodwill and Intangible assets - Carrying Amount of Goodwill (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Goodwill [Line Items]
Beginning	₨ 1,629,510.3	$ 17,366.6	₨ 1,629,510.3
Goodwill on acquisition during the year	0.0	0.0	0.0
Less: Goodwill Derecognized on disposal during the year	0.0	0.0	0.0
Ending	1,629,510.3	$ 17,366.6	1,629,510.3
Retail Banking [Member]
Goodwill [Line Items]
Beginning	443,017.5		443,017.5
Goodwill on acquisition during the year	0.0		0.0
Less: Goodwill Derecognized on disposal during the year	0.0		0.0
Ending	443,017.5		443,017.5
Wholesale Banking [Member]
Goodwill [Line Items]
Beginning	71,617.3		71,617.3
Goodwill on acquisition during the year	0.0		0.0
Less: Goodwill Derecognized on disposal during the year	0.0		0.0
Ending	71,617.3		71,617.3
Treasury Services [Member]
Goodwill [Line Items]
Beginning	0.0		0.0
Goodwill on acquisition during the year	0.0		0.0
Less: Goodwill Derecognized on disposal during the year	0.0		0.0
Ending	0.0		0.0
Insurance Services [Member]
Goodwill [Line Items]
Beginning	959,080.0		959,080.0
Goodwill on acquisition during the year	0.0		0.0
Less: Goodwill Derecognized on disposal during the year	0.0		0.0
Ending	959,080.0		959,080.0
Other Segments [Member]
Goodwill [Line Items]
Beginning	155,795.5		155,795.5
Goodwill on acquisition during the year	0.0		0.0
Less: Goodwill Derecognized on disposal during the year	0.0		0.0
Ending	₨ 155,795.5		₨ 155,795.5